Pro Forma Earnings (Loss) per share (Details) - USD ($) $ in Thousands, shares in Millions		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 18, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Pro Forma Earnings (Loss) per share
Net earnings (loss)		$ (28,913)	$ 63,699	$ (86,889)	$ 40,664	$ (34,172)	$ (13,006)
Unrealized gains (losses) on intergroup interests		(49,409)	$ 34,881	(62,786)	$ 36,103	(35,154)	$ (30,766)
Unaudited pro forma net earnings (loss)		$ 20,496		$ (24,103)		$ 982
Number of common shares outstanding	61.7					61.6